Vessels under Construction Vessels under Contruction (Tables)	9 Months Ended
Sep. 30, 2017
Vessel Under Construction [Abstract]
Vessels under construction rollforward [Table Text Block]
A rollforward of activity within vessels under construction is as follows (in thousands):

Balance at December 31, 2016	$180,000
Installment payments and other	22,932
Capitalized interest	361
Transferred to vessels	(203,293)
Balance at September 30, 2017	$—